Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income before income taxes	R$ 429,582	R$ 428,433	R$ 273,462
Adjustments to reconcile income before income taxes
Depreciation and amortization	289,511	206,220	154,220
Write-off of property and equipment	1,910	1,697	1,604
Write-off of intangible assets	413	25	2,374
Allowance for expected credit losses	74,552	42,708	47,819
Share-based compensation expense	31,535	31,274	43,377
Net foreign exchange differences	681	852	17,973
Accrued interest	285,447	200,081	108,437
Accrued lease interest	100,849	88,571	67,212
Share of income of associate	(9,495)	(12,184)	(11,797)
Provision (reversal) for legal proceedings	(56,825)	(766)	10,664
Changes in assets and liabilities
Trade receivables	(131,336)	(129,165)	(79,665)
Inventories	10,947	(363)	(3,720)
Recoverable taxes	(15,353)	(2,230)	(2,327)
Other assets	77,480	(1,048)	(19,425)
Trade payables	24,500	9,975	14,479
Taxes payable	3,278	(3,915)	(14,902)
Advances from customers	(17,892)	8,387	36,009
Labor and social obligations	31,525	21,247	23,449
Other liabilities	(42,542)	(12,811)	(2,693)
Total	1,088,767	876,988	666,550
Income taxes paid	(45,144)	(33,089)	(35,683)
Net cash flows from operating activities	1,043,623	843,899	630,867
Investing activities
Acquisition of property and equipment	(118,435)	(168,132)	(125,869)
Acquisition of intangibles assets	(126,993)	(128,892)	(150,931)
Dividends received	9,900	6,754	11,770
Acquisition of non-controlling interest	(21,000)
Acquisition of subsidiaries, net of cash acquired	(815,005)	(277,649)	(1,005,017)
Payments of interest from acquisition of subsidiaries and intangibles	(71,518)	(23,550)	(12,108)
Restricted cash			8,103
Net cash flows used in investing activities	(1,143,051)	(591,469)	(1,274,052)
Financing activities
Payments of principal of loans and financing	(112,630)	(1,791)	(107,766)
Payments of interest of loans and financing	(175,889)	(116,587)	(50,310)
Proceeds from loans and financing	5,288	496,885	809,539
Payments of lease liabilities	(31,473)	(28,511)	(20,075)
Payments of interest of lease liabilities	(103,911)	(85,001)	(67,676)
Treasury shares buy back	(12,369)	(152,317)	(213,722)
Proceeds from exercise of stock options	9,791		33,336
Dividends paid to non-controlling shareholders	(18,750)	(19,736)	(18,648)
Net cash flows generated (used) in financing activities	(439,943)	92,942	364,678
Net foreign exchange differences	(681)	(852)	(17,973)
Net increase (decrease) in cash and cash equivalents	(540,052)	344,520	(296,480)
Cash and cash equivalents at the beginning of the year	1,093,082	748,562	1,045,042
Cash and cash equivalents at the end of the year	R$ 553,030	R$ 1,093,082	R$ 748,562